                                                       Deutsche Asset Management

Morgan Grenfell Investment Trust
Fixed Income Fund, Short-Term Fixed Income Fund, Municipal Bond Fund, Short-Term Municipal Bond Fund and High Yield Bond Fund
Institutional Class
Supplement dated October 31, 2001 (Replacing Supplement dated June 26, 2001) to Prospectus dated February 28, 2001

Effective September 30, 2001, the following supplements the text in the `Total Return, After Fees and Expenses' section for the Short-Term Fixed Income Fund:

The Lehman Brothers Short Treasury Index tracks public obligations of the US Treasury including bills, notes, bonds and coupons, with remaining maturities in the one year or less range.

Effective September 30, 2001, the following replaces the table in the `Total Return, After Fees and Expenses' section for the Short-Term Fixed Income Fund:

Performance for periods Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------
                                                                          Average Annual Returns
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Since Inception (March
                                                                 1 Year                5 Years             31, 1995)/1/
-----------------------------------------------------------------------------------------------------------------------
Short-Term Fixed Income Fund                                     8.00%                   6.23%                    6.29%
-----------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1-Year Treasury Bill Index/2/                      6.77%                   5.62%                    5.82%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Short Treasury Index/2/                          6.46%                   5.58%                    5.69%
-----------------------------------------------------------------------------------------------------------------------

/1/The Merrill Lynch 1-Year Treasury Bill Index and the Lehman Brothers Short Treasury Index average is calculated from March 31, 1995.
/2/As of August 31, 2001, Merrill Lynch discontinued the Merrill Lynch 1 Year Treasury Bill Index. Effective September 1, 2001, the Lehman Brothers Short Treasury Index is the Fund's primary benchmark.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Short-Term Fixed Income Fund:

ANNUAL FEES AND EXPENSES

-----------------------------------------------------------------------------------------------------
                                                                             Percentage of Average
                                                                                Daily Net Assets
Management Fees                                                                              0.40%
-----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                        None
-----------------------------------------------------------------------------------------------------
Other Expenses                                                                               0.47%
-----------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                                0.87%
-----------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                                             (0.32%)
-----------------------------------------------------------------------------------------------------
Net Expenses                                                                                 0.55%/1/
-----------------------------------------------------------------------------------------------------

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

EXPENSE EXAMPLE/2/
---------------------------------------------------------------------------------------------------------
                  1 year           3 years                    5 years                   10 years
---------------------------------------------------------------------------------------------------------
                  $56              $246                       $451                      $1,043
---------------------------------------------------------------------------------------------------------

/1/ Based on the actual expenses for the year ended October 31, 2000, restated to reflect current expenses. The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Municipal Bond Fund:

ANNUAL FEES AND EXPENSES
----------------------------------------------------------------------------------------------------
                                                                             Percentage of Average
                                                                                Daily Net Assets
----------------------------------------------------------------------------------------------------
Management Fees                                                                             0.40%
----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                       None
----------------------------------------------------------------------------------------------------
Other Expenses                                                                              0.19%
----------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                               0.59%
----------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                                            (0.04%)
----------------------------------------------------------------------------------------------------
Net Expenses                                                                                0.55%/1/
----------------------------------------------------------------------------------------------------


EXPENSE EXAMPLE/2/
---------------------------------------------------------------------------------------------------------
                  1 year           3 years                    5 years                   10 years
---------------------------------------------------------------------------------------------------------
                   $56              $185                       $325                       $734
---------------------------------------------------------------------------------------------------------

/1/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following supplements the `Financial Highlights' table for the Municipal Bond Fund:

For the year ended October 31, 2000, the ratio of expenses to average net assets (including expense limitations and including interest expense) was 0.55%.

For the year ended October 31, 2000, the ratio of expenses to average net assets (excluding expense limitations and including interest expense) was 0.59%.

Effective June 30, 2001, the following replaces the third sentence in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond
Fund:

The table compares the average annual return of the Fund's Institutional Class shares with that of the Lehman Brothers One-Year General Obligation Municipal Bond Index and the iMoneyNet All Tax-Free Money Funds Average (formerly the IBC Financial All Tax-Free Average) over the last one and five years and since inception of Institutional Class Shares of the Fund. The Fund has changed its primary benchmark from the iMoneyNet Average to the Lehman Brothers Index because the Lehman Brothers Index more accurately reflects the duration and composition of the Fund.

The Lehman Brothers One-Year General Obligation Municipal Bond Index is a total return benchmark designed for short-term municipal assets. The index includes bonds with a minimum credit rating of BAA3 by Standard & Poor's, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one to two years, are backed by the full faith and credit of an issuer with taxing power, and have been issued after December 31, 1990.

Effective June 30, 2001, the following replaces the second chart in the `Total Returns, After Fees and Expenses' section for the Short-Term Municipal Bond
Fund:

Performance for the Period Ended December 31, 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                            1 Year                 5 Years            Since Inception
                                                                                                      (March 6, 1995)
-----------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Bond Fund - Institutional Class         6.34%                  5.01%                      5.31%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers 1 Year General Obligation Index1            10.98%                  4.44%                     4.66%
-----------------------------------------------------------------------------------------------------------------------
iMoneyNet All Tax-Free Money Funds Average2                  3.54%                  3.07%                     3.12%
-----------------------------------------------------------------------------------------------------------------------

/1/ Lehman Brothers Index since inception returns are calculated from February 28, 1995.
/2/ iMoneyNet All Tax-Free Money Funds Average returns are calculated from February 28, 1995.

The following replaces the `Annual Fees and Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the Short-Term Municipal Bond Fund:

ANNUAL FEES AND EXPENSES
-----------------------------------------------------------------------------------------------------
                                                                             Percentage of Average
                                                                                Daily Net Assets
-----------------------------------------------------------------------------------------------------
Management Fees                                                                           0.40%
-----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                     None
-----------------------------------------------------------------------------------------------------
Other Expenses                                                                            0.31%
-----------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                             0.71%
-----------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                                          (0.16%)
-----------------------------------------------------------------------------------------------------
Net Expenses                                                                              0.55%1
-----------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE/2/
---------------------------------------------------------------------------------------------------------
                  1 year           3 years                    5 years                   10 years
---------------------------------------------------------------------------------------------------------
                    $56              $211                        $379                       $867
---------------------------------------------------------------------------------------------------------

/1/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.55%.

/2/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the `Annual Fund Operating Expenses' table, `Expense Example' table and corresponding footnotes in the `Annual Fund Operating Expenses' section for the High Yield Bond Fund:

ANNUAL FEES AND EXPENSES
------------------------------------------------------------------------------------------------------------
                                                                             Percentage of Average
                                                                                Daily Net Assets
------------------------------------------------------------------------------------------------------------
Management Fees                                                                            0.50%
------------------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees                                                      None
------------------------------------------------------------------------------------------------------------
Other Expenses                                                                             0.22%
------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses                                                              0.72%
------------------------------------------------------------------------------------------------------------
Less: Fee Waivers and/or Expense Reimbursements                                           (0.04%)
------------------------------------------------------------------------------------------------------------
Net Expenses                                                                               0.68%/2/
------------------------------------------------------------------------------------------------------------

EXPENSE EXAMPLE/3/
---------------------------------------------------------------------------------------------------------
                  1 year           3 years                    5 years                   10 years
---------------------------------------------------------------------------------------------------------
                   $69               $226                        $397                       $891
---------------------------------------------------------------------------------------------------------

/2/ The investment adviser and administrator have contractually agreed, for the 16-month period from the Fund's fiscal year end of October 31, 2000, to waive their fees and/or reimburse expenses so that expenses will not exceed 0.65%. This waiver excludes 0.03% of interest charges on fund borrowings.

/3/ For the first 12 months, the expense example takes into account the fee waivers and/or reimbursements.

The following replaces the 'Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 .  An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).
 .  An employee benefit plan with assets of at least $50 million.
 .  A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.
 .  A client of the private banking division of Deutsche Bank AG.
 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.
 .  Defined contribution plans with assets of at least $50 million.
 .  Clients of the private banking division of Deutsche Bank AG.
 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount for any reason other than a change in market value, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

The following supplements the 'Buying and Selling Fund Shares - Important Information about Buying and Selling Shares' section:

We do not accept cash, starter checks, third party checks, or checks issued by credit card companies or internet based companies.

              Please Retain This Supplement for Future Reference

SUPPDOMINST (10/01)
CUSIPs:
61735K836          61735K801          61735K828         61735K794     61735K646

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.